Earnings (loss) per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted earnings per share calculations [Abstract]
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Net Income available to unvested restricted stockholders	12	7	113	0	0
Net Income (Loss) available to common stockholders	$ 4,613	$ 2,201	$ 34,801	$ (7,473)	$ (1,854)
Weighted average shares outstanding (in shares)	31,123,857	31,024,139	31,054,825	30,929,415	30,804,063
Effect of dilutive potential common shares (in shares)	210,633	12,572	107,097	0	0
Diluted weighted average shares outstanding (in shares)	31,334,490	31,036,711	31,161,922	30,929,415	30,804,063
Basic loss per share (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Diluted loss per share (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Nonvested Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock and stock options included in dilutive earnings per share (in shares)	228,000	295,000
Antidilutive securities excluded from computation of earnings per share (in shares)			276,000	193,500	356,000
Nonvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested restricted stock and stock options included in dilutive earnings per share (in shares)	81,000	105,000
Antidilutive securities excluded from computation of earnings per share (in shares)			101,000	52,200	101,400